Consolidated Statement of Cash Flows - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2018
Cash flows from operating activities:
Net loss	$ (20,648,000)	$ (44,751,000)	$ (142,094,000)	$ (123,849,000)	$ (44,751,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	645,000	1,709,000	5,658,000	4,611,000
Loss on disposal of fixed assets and intangible assets	394,000	8,000	0	43,000
Non-cash share-based compensation (net of amount capitalized)	3,393,000	6,765,000	20,107,000	30,212,000
Gain on lease incentive and reassessment	0	0	(1,335,000)	0
Loss on impairment of leasehold improvements	0	0	0	4,102,000
Gain on termination of operating lease	0	0	(160,000)	0
Deferred income tax	0	0	(1,344,000)	(399,000)
Changes in operating assets and liabilities
Prepaid expenses and other current assets	(3,521,000)	(7,132,000)	(2,660,000)	(21,008,000)
Prepaid expenses and other non-current assets	0	0	(2,637,000)	0
Long-term deposits	(1,285,000)	0	(508,000)	(702,000)
Accounts payable	(723,000)	838,000	1,439,000	2,551,000
Right of use assets, net	(723,000)	838,000	3,670,000	(1,451,000)
Accrued expenses and other liabilities	1,960,000	11,026,000	5,608,000	4,958,000
Lease liabilities	0	0	(3,502,000)	(552,000)
Net cash used in operating activities	(19,785,000)	(31,537,000)	(117,758,000)	(101,484,000)
Cash flows from investing activities:
Purchases of property and equipment	(4,422,000)	(9,119,000)	(14,681,000)	(18,341,000)
Purchase of intangible assets	0	(412,000)	0	(327,000)
Net cash used in investing activities	(4,422,000)	(9,531,000)	(14,681,000)	(18,668,000)
Cash flows from financing activities:
Proceeds of issuance of ordinary shares, net of issuance costs	0	156,920,000	74,415,000	108,863,000
Net cash provided by financing activities	0	156,920,000	74,415,000	108,863,000
Effect of exchange rate changes on cash	(5,327,000)	(5,833,000)	679,000	5,164,000
Net (decrease) increase in cash	(29,534,000)	110,019,000	(57,345,000)	(6,125,000)
Cash and restricted cash, beginning of period	247,089,000		211,430,000	217,555,000	137,070,000
Cash and restricted cash, end of period	217,555,000	247,089,000	154,085,000	211,430,000	247,089,000
Supplemental cash flow information
Cash paid for taxes	0	0	1,841,000	1,535,000
Supplemental non-cash flow information
Property and equipment purchases included in accounts payable or accrued	3,343,000	328,000	2,499,000	2,818,000
Leased assets terminated and obtained in exchange for operating lease liabilities, net	0	0	2,487,000	0
Reduction in right of use asset	0	0	0	1,919,000
Leased assets obtained in exchange for operating lease liabilities	0	0	26,956,000	0
Capitalized share-based compensation, net of forfeitures	0	0	(86,000)	174,000
Capitalized implementation costs included in accrued expenses	0	0	144,000	0
Reconciliation of cash and restricted cash reported within the consolidated balance sheets
Cash						$ 153,299,000	$ 210,643,000	$ 217,450,000	$ 246,984,000
Short-term restricted cash						786,000	787,000	105,000	105,000
Total cash and restricted cash	$ 247,089,000	$ 247,089,000	$ 211,430,000	$ 217,555,000	$ 247,089,000	$ 154,085,000	$ 211,430,000	$ 217,555,000	$ 247,089,000